TYPE 13F-HR

PERIOD 9/30/03

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 310-553-5830

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2003" Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	"McKEE INVESTMENT MANAGEMENT CO., INC."

Address:  1801 Century Park East Suite 1101
"             Los Angeles, CA  90067"

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    310-553-5830

"Signature, Place, and Date of Signing:"

"Barry P. Julien Los Angeles, California November 11, 2003"

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:
						UPDATE
Number of Other Included Managers: None

Form 13F Information Table Entry Total:  54

"Form 13F Information Table Value Total:  $98,546"

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
                         Title of              Mkt Val   Shs/ SH/ Invt Other    Voting Auth
Name of Issuer    Class   CUSIP   (x$1000) PR Amt PR Discr Mgrs Sole Sh None
American Elec Pwr COM 025537101  4800  160000 SH SOLE      0  0 160000
AES CORP         COM 00130H105    825  111160 SH SOLE        0  0 111160
Agere Class A     COM 00845V100       2        646 SH SOLE        0  0    646
Agere Class B     COM 00845V209      46    15873 SH SOLE       0  0  15873
AGL Resources   COM 001204106     223    7915  SH  SOLE   7915   0   0
Allete Inc.          COM  18522102       254     9260 SH SOLE         0  0  9260
Ameren Corp.      COM 023608102   4972  115860 SH SOLE   5860  0 110000
Applied Materials COM 038222105     725   40000 SH SOLE       0  0  40000
Aquila Inc.           COM 918005109     304   90000 SH SOLE      0  0  90000
CenterPoint Engy COM 15189T107    501   54600 SH SOLE       0  0  54600
CINergy               COM 172474108  5822  158625 SH SOLE   8625  0 150000
Celera Genomics   COM 038020202   187   16000 SH SOLE       0  0  16000
CISCO Systems    COM 17275R102   784   40000 SH SOLE       0  0  40000
Consolidated Ed   COM 209115104   4907 120395 SH SOLE  5395  0 115000
Constellation Eng  COM 210371100   895   25000 SH SOLE       0  0  25000
"DQE, Inc.           COM 23329J104   1390    90000 SH SOLE       0  0  90000"
Dominion Res    COM 25746U109  4849   78340 SH SOLE   8340  0  70000
Duke Energy      COM 264399106   2351  132000 SH SOLE      0  0 132000
Dynegy              COM 26816Q101   180   50000 SH SOLE       0  0  50000
EMC Corp.         COM 268648102    758   60000 SH SOLE       0  0  60000
Energy East       COM 29266M109   843   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  4061   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  5844   92025 SH SOLE    8025  0  84000
First Energy        COM 337932107  3190  100000 SH SOLE       0  0 100000
FPL Group Inc.    COM 302571104  2488   39365 SH SOLE    4365  0  35000
Ford Motor Co     COM 345370860    296   27481 SH SOLE       0  0  27481
Gillette Company  COM 375766102   320   10000 SH SOLE       0  0  10000
Great Plains En   COM 391164100  3790  125000 SH SOLE      0  0 125000
Hawaiian Electric COM 419870100  3265   75000 SH SOLE       0  0  75000
Mirant Corp.         COM 549463107     10  39761 SH SOLE        0  0  39761
NiSOURCE         COM 65473P105  2997  150000 SH SOLE       0  0 150000
Northeast Utiliti    COM 664397106    358   20000 SH SOLE       0  0  20000
PP&L Corporation COM 69351T106   815   19903 SH SOLE       0  0  19903
Pinnacle West     COM 723484101   888   25000 SH SOLE       0  0 25000
Progress Energy  COM 743263105  4900  110215 SH SOLE 10215  0 100000
Public Svc Enterp COM 744573106  5670  135000 SH SOLE       0  0 135000
Qwest Commun    COM 749121109   480  141278 SH SOLE       0  0 141278
R.R. Donnelley     COM 257867101   1244   50000 SH SOLE       0  0  50000
Reliant Resources COM 75952B105   220   43057 SH SOLE       0  0  43057
SCANA Corp        COM 805898103  1162   33935 SH SOLE    3935  0  30000
Sempra Energy     COM 816851109  2789   95000 SH SOLE       0  0  95000
Southern Co.        COM 842587107  4648  158375 SH SOLE   8375  0 150000
Sun Microsystems COM 866810104   331  100000 SH SOLE      0  0 100000
TECO Energy       COM 872375100  1631  118000 SH SOLE       0  0 118000
TXU Corp             COM 882848104  1414   60000 SH SOLE       0  0  60000
Texas Generation  COM 882443104     65    2730 SH SOLE       0  0   2730
Texas Instruments COM 882508104   228   10000 SH SOLE       0  0  10000
Unisource Energy  COM 909205106     61    3200 SH SOLE        0  0   3200
Vectren Corp         COM 92240G101   420   17771 SH SOLE       0  0  17771
Verizon Commun   COM 92343V104   396   12200 SH SOLE      0  0  12200
Visteon                 COM 92839U107       9     1309 SH SOLE       0  0   1309
Wisconsin Energy  COM 976657106  4280  140000 SH SOLE     0  0 140000
WPS Resources    COM 92931B106  2060   50000 SH SOLE      0  0  50000
Xcel Energy           COM 98389B100  2166  140000 SH SOLE   0  0 140000


AGGREGATE TOTAL                98110  3633879

/TEXT
/DOCUMENT
/SUBMISSION